Organization and Principal Activities - Summary of Financial Positions for Variable Interest Entity (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Total assets	$ 8,194	49,605	38,442
Total liabilities (consisting primarily of other current liabilities)	$ (4,951)	(29,972)	(20,946)